Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 36	$ 94
Prepaid expenses and other current assets	40	28
Total current assets	76	122
Property and equipment, net	44	56
Software development costs, net (Note 3)	845	639
Total assets	965	817
Current liabilities
Accounts payable and accrued expenses	1,513	1,039
Deposits on common stock subscriptions (Note 4)	131	586
Stockholder payable (Note 5)	5,575	4,470
Total current liabilities	7,219	6,095
Long-term liabilities
Note payable - related party (Note 6)	1,285	1,285
Interest payable - related party (Note 6)	171	107
Total liabilities	8,675	7,487
Commitments and contingencies (Notes 8-12)	0	0
Stockholders' deficit (Note 4)
Common stock, no par value; 200,000,000 shares authorized; 51,128,298 and 50,806,798 shares outstanding at December 31, 2020 and December 31, 2019, respectively	16,424	14,816
Non-controlling interest	(2,457)	(2,332)
Accumulated deficit	(21,677)	(19,154)
Total stockholders' deficit	(7,710)	(6,670)
Total liabilities and stockholders' deficit	$ 965	$ 817